Indebtedness - Narrative (Detail) (USD $)	12 Months Ended				0 Months Ended		12 Months Ended					12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2013 Unsecured Notes Shelf Agreement	Sep. 29, 2011 Unsecured Notes Previous Shelf Agreement	Oct. 31, 2004 Unsecured Notes Previous Shelf Agreement	Jan. 31, 2013 Credit Agreement	Jan. 31, 2012 Credit Agreement	Jan. 31, 2013 Credit Agreement Libor Minimum	Jan. 31, 2013 Credit Agreement Libor Maximum	Jan. 31, 2013 Credit Agreement Base Rate Maximum	Jan. 31, 2013 Credit Agreement Unsecured Notes
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 300,000,000
Expiration date												Mar. 25, 2016
Amount of debt instrument available for issuance				150,000,000
Expiration date for issuance of debt instrument				Jul. 08, 2021
Amount of debt instrument issued						20,000,000
Final payment of notes	2,590,000	6,667,000	20,000,000		6,700,000
Debt issuance costs		1,716,000						1,700,000
Interest rate description							The Credit Agreement provides for interest at variable rates equal to, at the Company's option, a LIBOR rate plus 1.25% to 2.25%, or a base rate as defined in the Credit Agreement, plus up to 1.25%, each depending on the Company's leverage ratio.
Reference rate on which the interest rate is based							LIBOR rate
Percent added to reference rate in effect from time to time to set the interest rate									1.25%	2.25%	1.25%
Letters of credit, outstanding amount							22,300,000
Outstanding amount							95,000,000
Remaining borrowing capacity							182,700,000
Weighted average interest rate on the borrowings outstanding							2.30%
Maximum borrowings outstanding							124,500,000	71,700,000
Average outstanding borrowings							97,300,000	49,400,000
Weighted average interest rates, including amortization of loan costs							3.00%	3.30%
Amortization of loan costs incurred for securing long-term financing	400,000	400,000	200,000
Short-term notes payable, outstanding	11,676,000	7,366,000
Short-term notes payable, average interest rate	5.60%	5.60%
Short-term notes payable, average outstanding borrowings	$ 7,700,000	$ 6,800,000